Intangible assets and goodwill	12 Months Ended
Dec. 31, 2021
Intangible assets and goodwill
Intangible assets and goodwill

11.    Intangible assets and goodwill

At December 31, 2021 and 2020, the acquisition or manufacturing costs and the accumulated amortization of intangible assets and goodwill consisted of the following:

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2021	translation	group	Additions	Reclassifications	Disposals	2021
Amortizable intangible assets
Non-compete agreements	311,353	24,652	5,475	—	—	(1,684)	339,796
Technology	685,730	51,733	—	—	2	—	737,465
Licenses and distribution agreements	188,463	8,038	(46)	4,741	154	(29,772)	171,578
Customer relationships	62,774	4,867	—	—	—	—	67,641
Construction in progress	233,272	9,990	—	128,666	(55,446)	(517)	315,965
Internally developed intangibles	394,314	19,639	—	15,427	52,220	(21,387)	460,213
Other	369,081	16,604	1,868	17,734	13,168	(27,458)	390,997
	2,244,987	135,523	7,297	166,568	10,098	(80,818)	2,483,655
Non-amortizable intangible assets
Trade names	233,492	19,419	—	—	—	—	252,911
Management contracts	3,052	264	—	—	—	(679)	2,637
	236,544	19,683	—	—	—	(679)	255,548
Intangible assets	2,481,531	155,206	7,297	166,568	10,098	(81,497)	2,739,203
Goodwill	13,515,133	985,053	444,272	—	—	—	14,944,458

Acquisition or manufacturing costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2020	translation	group	Additions	Reclassifications	Disposals	2020
Amortizable intangible assets
Non-compete agreements	332,722	(26,948)	6,682	327	—	(1,430)	311,353
Technology	742,621	(57,258)	185	—	182	—	685,730
Licenses and distribution agreements	202,287	(12,468)	—	3,222	2,581	(7,159)	188,463
Customer relationships	68,931	(4,590)	—	—	(1,567)	—	62,774
Construction in progress	267,403	(10,499)	—	146,057	(168,797)	(892)	233,272
Internally developed intangibles	298,039	(24,621)	—	12,487	117,584	(9,175)	394,314
Other	408,341	(22,371)	13,135	20,611	52,121	(102,756)	369,081
	2,320,344	(158,755)	20,002	182,704	2,104	(121,412)	2,244,987
Non-amortizable intangible assets
Trade names	255,047	(21,555)	—	—	—	—	233,492
Management contracts	3,225	(189)	—	—	16	—	3,052
	258,272	(21,744)	—	—	16	—	236,544
Intangible assets	2,578,616	(180,499)	20,002	182,704	2,120	(121,412)	2,481,531
Goodwill	14,409,852	(1,148,174)	253,455	—	—	—	13,515,133

Amortization

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2021	translation	group	Additions	loss	Reclassifications	Disposals	2021
Amortizable intangible assets
Non-compete agreements	280,835	22,622	(55)	9,456	—	—	(1,674)	311,184
Technology	216,019	15,422	—	53,160	1,023	969	—	286,593
Licenses and distribution agreements	128,749	5,027	—	4,134	—	76	(2,469)	135,517
Customer relationships	13,310	1,278	—	4,079	—	—	—	18,667
Construction in progress	—	—	—	—	—	—	—	—
Internally developed intangibles	195,376	10,747	—	49,787	7,206	529	(21,061)	242,584
Other	239,566	10,453	—	31,709	1,130	(562)	(26,637)	255,659
	1,073,855	65,549	(55)	152,325	9,359	1,012	(51,841)	1,250,204
Non-amortizable intangible assets
Trade names	25,957	2,103	—	—	—	—	—	28,060
Management contracts	710	99	—	—	737	—	—	1,546
	26,667	2,202	—	—	737	—	—	29,606
Intangible assets	1,100,522	67,751	(55)	152,325	10,096	1,012	(51,841)	1,279,810
Goodwill	556,405	26,476	—	—	—	—	—	582,881

Amortization

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December
	2020	translation	group	Additions	loss	Reclassifications	Disposals	31, 2020
Amortizable intangible assets
Non-compete agreements	296,123	(24,152)	(315)	10,697	—	(6)	(1,512)	280,835
Technology	175,010	(13,488)	—	55,318	—	(821)	—	216,019
Licenses and distribution agreements	143,712	(7,933)	(22)	3,545	—	(181)	(10,372)	128,749
Customer relationships	11,356	(613)	—	4,134	—	(1,567)	—	13,310
Construction in progress	—	—	—	—	—	—	—	—
Internally developed intangibles	169,185	(12,565)	—	43,321	—	(88)	(4,477)	195,376
Other	329,082	(14,265)	(75)	27,654	304	23	(103,157)	239,566
	1,124,468	(73,016)	(412)	144,669	304	(2,640)	(119,518)	1,073,855

Non-amortizable intangible assets
Trade names	27,818	(2,351)	—	—	490	—	—	25,957
Management contracts	—	(52)	—	—	762	—	—	710
	27,818	(2,403)	—	—	1,252	—	—	26,667
Intangible assets	1,152,286	(75,419)	(412)	144,669	1,556	(2,640)	(119,518)	1,100,522
Goodwill	392,597	(30,170)	—	—	193,978	—	—	556,405

Book value

in € THOUS

	December 31, 2021	December 31, 2020
Amortizable intangible assets
Non-compete agreements	28,612	30,518
Technology	450,872	469,711
Licenses and distribution agreements	36,061	59,714
Customer relationships	48,974	49,464
Construction in progress	315,965	233,272
Internally developed intangibles	217,629	198,938
Other	135,338	129,515
	1,233,451	1,171,132
Non-amortizable intangible assets
Trade names	224,851	207,535
Management contracts	1,091	2,342
	225,942	209,877
Intangible assets	1,459,393	1,381,009
Goodwill	14,361,577	12,958,728

The amortization of intangible assets amounted to €152,325, €144,669 and €135,482 for the years ended December 31, 2021, 2020, and 2019, respectively. These expenses are allocated within costs of revenue, selling, general and administrative and research and development expenses depending upon the area in which the asset is used.

The Company capitalized development costs of €123,275 in 2021 (€137,041 in 2020), which is included in the line items Internally developed intangibles and Construction in progress in the schedule above.

At December 31, 2021 and 2020, the hyperinflationary effects on intangible assets and goodwill consisted of the following:

Effect of hyperinflation

in € THOUS

		Accumulated
	Acquisition or	amortization and
	manufacturing costs	impairments	December 31, 2021

Internally developed intangibles	2,357	1,465	892
Other	4,154	1,720	2,434
Amortizable intangible assets	6,511	3,185	3,326
Management Contracts	814	355	459
Non-amortizable intangible assets	814	355	459
Total Intangible assets	7,325	3,540	3,785
Goodwill	33,574	33,540	34

		Accumulated
	Acquisition or	amortization and
	manufacturing costs	impairments	December 31, 2020

Internally developed intangibles	2,081	1,362	719
Other	2,860	1,042	1,818
Amortizable intangible assets	4,941	2,404	2,537
Management Contracts	—	—	—
Non-amortizable intangible assets	—	—	—
Total Intangible assets	4,941	2,404	2,537
Goodwill	33,564	33,540	24

Goodwill and intangible assets with indefinite useful lives

The increase in the carrying amount of goodwill during 2021 is mainly as a result of the impact of foreign currency translations and the purchase of clinics in the normal course of operations.

The carrying amount of goodwill and intangibles with indefinite useful life is allocated to the groups of CGUs at December 31, 2021 and 2020 as follows:

Allocation of the carrying amount to the groups of CGUs

in € THOUS

	North America		EMEA		Asia-Pacific		Latin America
	2021	2020	2021	2020	2021	2020	2021	2020

Goodwill	12,223,884	10,908,633	1,376,542	1,328,543	756,335	720,225	4,816	1,327
Management contracts with indefinite useful life	—	—	—	—	1,091	2,342	—	—
Trade names with indefinite useful life	224,851	207,535	—	—	—	—	—	—

The Company did not record any impairment losses related to goodwill and trade names with indefinite useful lives in 2021 after comparing each CGU's value in use to its carrying amount. The Company recorded an impairment of management contracts in the Asia-Pacific Segment in 2021 as noted in the "Amortization" table above. In 2020 the Company recorded an impairment of goodwill and trade names in the Latin America Segment (see note 2 a)) as well as an impairment of management contracts in the Asia-Pacific Segment as noted in the "Amortization" table above.